Long-Term Investments (Tables)	6 Months Ended
Mar. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	Long-term investments consisted of the following as of March 31, 2024 and September 30, 2023:
	March 31, 2024	September 30, 2023
Huashang Micro Finance Co.	$5,262,939	$5,208,333
Longwan Rural Commercial Bank	6,229,935	6,165,296
Wenzhou Longlian Development Co., Ltd	1,154,163	1,142,188
Total long-term investments, at cost	$12,647,037	$12,515,817
Add: upward adjustments	-	-
Less: impairment and downward adjustments	-	-
Long-term investments	$12,647,037	$12,515,817